ORGANIZATION - Consolidation and presentation of financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 19,413,202	$ 2,814,650	¥ 20,446,104	$ 2,964,406	¥ 40,969,979	¥ 24,319,332
Restricted cash	6,181,057	896,169	6,286,105	$ 911,400	8,567,496	7,380,341
Short-term investments	35,485,908	5,144,973	29,402,661
Short-term financing receivables, net	667,224	96,738	702,452
Accounts receivable, net	4,075,421		9,324,952
Amounts due from and prepayments to related parties	405,956	58,858	591,342
Prepayments, receivables and other assets	4,057,843	588,333	3,129,950
Total current assets	70,424,675	10,210,618	69,926,354
Property and equipment, net	2,036,553	295,272	1,971,707
Right-of-use assets	11,284,070	1,636,036	7,244,211
Long-term financing receivables, net	0		10,039
Long-term investments, net	17,925,653	2,598,975	17,038,171
Intangible assets, net	1,686,976	244,589	1,141,273
Goodwill	4,934,235	715,397	1,805,689		¥ 2,467,497	¥ 2,477,075
Other non-current assets	1,032,251	149,663	1,181,421
Total non-current assets	38,922,672	5,643,257	30,392,511
TOTAL ASSETS	109,347,347	15,853,875	100,318,865
Accounts payable	5,843,321	847,202	6,008,765
Amounts due to related parties	425,685	61,719	584,078
Employee compensation and welfare payable	9,365,512	1,357,872	9,834,247
Customer deposits payable	4,194,828	608,193	4,181,337
Income taxes payable	542,290	78,625	567,589
Lease liabilities current portion	4,972,345	720,922	2,752,795
Short-term funding debts			194,200
Contract liabilities	3,260,269	472,695	1,101,929
Accrued expenses and other current liabilities	4,118,068	597,063	3,451,197
Total current liabilities	33,341,318	4,834,038	28,936,137
Deferred tax liabilities	351,186	50,917	22,920
Lease liabilities non-current portion	6,599,930	956,900	4,302,934
Total non-current liabilities	6,951,591	1,007,886	4,327,235
TOTAL LIABILITIES	40,292,909	$ 5,841,924	33,263,372
VIE [member]
Variable interest entity
Cash and cash equivalents	1,873,989		2,465,384
Restricted cash	3,806,783		5,417,243
Short-term investments	447,583		324,804
Short-term financing receivables, net	645,884		640,419
Accounts receivable, net	23,374		25,186
Amounts due from and prepayments to related parties	335,067		336,223
Loan receivables from related parties	20,000		20,000
Prepayments, receivables and other assets	391,727		261,543
Amounts due from non-VIE subsidiaries of the Group	3,041,482		2,805,071
Total current assets	10,585,889		12,295,873
Property and equipment, net	82,753		93,031
Right-of-use assets	73		13,522
Long-term financing receivables, net	0		10,039
Long-term investments, net	0		361,375
Intangible assets, net	33,786		40,754
Goodwill	7,522		7,522
Other non-current assets	66,128		85,224
Total non-current assets	190,262		611,467
TOTAL ASSETS	10,776,151		12,907,340
Accounts payable	62,910		61,836
Amounts due to related parties	822		142,723
Employee compensation and welfare payable	386,874		404,715
Customer deposits payable	2,915,103		3,407,217
Income taxes payable	50,383		37,308
Lease liabilities current portion	369		9,618
Short-term funding debts	0		194,200
Contract liabilities	5,572		7,590
Accrued expenses and other current liabilities	199,443		197,900
Amounts due to non-VIE subsidiaries of the Group	3,432,642		4,816,025
Total current liabilities	7,054,118		9,279,132
Deferred tax liabilities	4,483		4,483
Lease liabilities non-current portion	23		3,416
Total non-current liabilities	4,506		7,899
TOTAL LIABILITIES	¥ 7,058,624		¥ 9,287,031